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                        SUPPLEMENT DATED AUGUST 29, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

              PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Supplement updates the following information:

1. Delete the fourth bullet under the paragraph that begins "You do not pay an early withdrawal charge" in the "When No Early Withdrawal Charge Applies" section on A-PPA-31 and insert the following text as the new fourth bullet:

        If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction, except if your spouse continues the contract.

2. Delete the last sentence of the first paragraph and the first complete paragraph on page A-PPA-34 and insert the following text as new paragraphs:

        If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

        Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.

        Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.

        Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                ONE MADISON AVENUE                        TELEPHONE:
                 NEW YORK, NEW YORK 10010                  800-553-4459
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                        SUPPLEMENT DATED AUGUST 30, 2001
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

                      METROPOLITAN LIFE SEPARATE ACCOUNT E

  PREFERENCE PLUS(R) ACCOUNT, ENHANCED PREFERENCE PLUS(R) ACCOUNT AND FINANCIAL
                   FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY


This Supplement updates the following information:

Delete the last sentence of the third complete paragraph on pages C-PPA-37 and FFA-54 and insert the following text as a new paragraph:

        If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


ONE MADISON AVENUE                                                 TELEPHONE:
NEW YORK, NEW YORK 10010                                           800-553-4459